Intangible assets, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Intangible assets, net
Weighted-Average Amortization Period (in years)	12 years 1 month 6 days	12 years 2 months 12 days
Gross Carrying Amount	¥ 14,936	¥ 10,416
Accumulated Amortization	(5,625)	(4,407)
Impairment Amount	(172)	(172)
Net Carrying Amount	9,139	5,837		$ 1,325
Amortization expenses	1,248	956	¥ 802
Intangible assets impairment charge recorded	0	¥ 0	¥ 0
Amortization expenses related to the intangible assets for future periods
2023	1,305
2024	1,188
2025	1,124
2026	979
2027	908
2028 and thereafter	¥ 3,635
Non-compete Agreement
Intangible assets, net
Weighted-Average Amortization Period (in years)	8 years	8 years
Gross Carrying Amount	¥ 2,467	¥ 2,467
Accumulated Amortization	(2,279)	(2,120)
Net Carrying Amount	¥ 188	¥ 347
Domain names and trademarks
Intangible assets, net
Weighted-Average Amortization Period (in years)	17 years 9 months 18 days	18 years 10 months 24 days
Gross Carrying Amount	¥ 6,756	¥ 4,186
Accumulated Amortization	(1,440)	(1,066)
Impairment Amount	(27)	(27)
Net Carrying Amount	¥ 5,289	¥ 3,093
Customer relationship
Intangible assets, net
Weighted-Average Amortization Period (in years)	8 years 8 months 12 days	8 years 9 months 18 days
Gross Carrying Amount	¥ 2,823	¥ 2,713
Accumulated Amortization	(765)	(454)
Impairment Amount	(60)	(60)
Net Carrying Amount	¥ 1,998	¥ 2,199
Technology and Others
Intangible assets, net
Weighted-Average Amortization Period (in years)	5 years 4 months 24 days	6 years
Gross Carrying Amount	¥ 2,890	¥ 1,050
Accumulated Amortization	(1,141)	(767)
Impairment Amount	(85)	(85)
Net Carrying Amount	¥ 1,664	¥ 198